Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,908,000
Previously Paid Amount	0.00
Total Fee Amount	815.89
Total Offset Amount	0.00
Net Fee	815.89
Narrative - Max Aggregate Offering Price	$ 5,908,000
Final Prospectus	true